Pensions and Other Benefits - Additional Information (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Canadian pension plan as a percentage of combined plan assets	99.00%
Canadian pension plan as a percentage of combined plan obligations	98.00%
Projected benefit obligation increase (decreased) resulting from plan amendments		(135)
Prior service costs amortization period for union employees		2 years
Percentage of Combined Plan Obligations, Other Benefit Plans	96.00%
Basis of calculating market related value of net periodic benefit cost	5 year average of market values for plans' public equity + plans' fixed income, real estate and infrastructure securities
Measurement date used to determine the plan assets and the accrued benefit obligation	December 31
Target long term rate of return, net of all fees and expenses	7.75%
Maximum value of underlying assets represented by financial derivatives, excluding currency forwards	30.00%
Company's common shares in fund assets, Shares	129,444	0
Company's common shares in fund assets, Market Value	21	0
Contribution by the company	105	107	698
Net cost of defined contribution plan	7	5	5
Payments to employees, their beneficiaries or estates or to third-party benefit administrators	32	35	35
Multiemployer Plan, Period Contributions	5	6	6
6.25% Unsecured Notes par value
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value	2	2
6.25% Unsecured Notes market value
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value	2	2
US dollar
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	24.00%
European Currencies
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	5.00%
Other currencies
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	5.00%
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined benefit pension plans' accumulated benefit obligation	9,578	10,122
Unamortized actuarial loss expected to be recognized in next fiscal year	190
Unamortized prior service cost expected to be recognized in next fiscal year	68
Contribution by the company	98	102
Refund by the company	602	525
Defined Contribution Pension
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	7	5	5
Other Postretirement Benefit Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Unamortized actuarial loss expected to be recognized in next fiscal year	2
Contribution by the company	32	34
Refund by the company	33	35
Fund Assets/ 6.91%Secured Equipment notes/ par value
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value		2
Fund Assets/ 6.91%Secured Equipment notes/ market value
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value		3
Canadian registered and U.S. qualified defined benefit pension plans
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	86	89	696
Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	12	13
Refund by the company			3
Domestic Pension Plans of Foreign Entity, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company			600